UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.): [N/A] is a restatement.
                                  [N/A] adds new holdings entries.

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EXPLANATORY NOTE: This amendment is being filed for the sole purpose of clarifying that the original 13F-HR filing submitted to the EDGAR system on August 14, 2007, was incorrectly submitted under the CIK for Parnassus Funds.

The original 13F-HR filing was then subsequently submitted under the proper CIK for Parnassus Investments.

That filing can be found at
http://www.sec.gov/Archives/edgar/data/948669/000114420407044969/v085506_13fhr.txt
================================================================================
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Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: One Market - Steuart Tower #1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc C. Mahon
Title:   Controller & Treasurer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Marc C. Mahon             San Francisco, CA        08/14/07
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        122

Form 13F Information Table Value Total:  1,240,708
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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PAGE: 1 OF: 5      FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments      #28-05022      DATE:06/30/07


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Amgen Inc. CONV       CONVERTIBLE    031162AQ3            1,775    2,000,000    X                           2000000
0.375% Due 2/1/13

Maxtor Corp CONV      CONVERTIBLE    577729AC0            1,575    1,500,000    X                           1500000
6.800% Due 4/30/2010

Autodesk, Inc         COMMON STOCK   052769106            3,729       79,200    X                             79200

AFLAC Incorporated    COMMON STOCK   001055102           19,352      376,500    X                            376500

Akamai Technologies   COMMON STOCK   00971T101            2,481       51,000    X                             51000

Altera Corporation    COMMON STOCK   021441100            6,840      309,100    X                            309100

Applied Materials     COMMON STOCK   038222105            5,961      300,000    X                            300000

Apache Corporation    COMMON STOCK   037411105           46,098      565,000    X                            565000

Avocent Corporation   COMMON STOCK   053893103            2,132       73,500    X                             73500

Avid Technology Inc   COMMON STOCK   05367P100            4,578      129,500    X                            129500

American Express Co.  COMMON STOCK   025816109            9,177      150,000    X                            150000

Bed Bath & Beyond     COMMON STOCK   075896100            6,960      193,400    X                            193400

Best Buy Co.,         COMMON STOCK   086516101            2,800       60,000    X                             60000

BEA Systems, Inc.     COMMON STOCK   073325102           18,071    1,320,000    X                           1320000

WR Berkley Corp       COMMON STOCK   084423102           16,351      502,500    X                            502500

Bright Horizons Fam   COMMON STOCK   109195107              642       16,500    X                             16500

Barr Pharmaceuticals  COMMON STOCK   068306109            1,457       29,000    X                             29000

Chemed Corp           COMMON STOCK   16359R103           15,247      230,000    X                            230000

Ciena Corp            COMMON STOCK   171779309           13,007      360,000    X                            360000

Cooper Cos Inc        COMMON STOCK   216648402              213        4,000    X                              4000

Cascade Microtech     COMMON STOCK   147322101            1,559      130,000    X                            130000

Cisco Systems, Inc.   COMMON STOCK   17275R102           26,374      947,000    X                            947000

Citrix Systems Inc.   COMMON STOCK   177376100           21,162      628,500    X                            628500

Cytyc Corporation     COMMON STOCK   232946103            2,216       51,400    X                             51400

Quest Diagnostics     COMMON STOCK   74834L100            3,874       75,000    X                             75000

Danaher Corp.         COMMON STOCK   235851102           18,875      250,000    X                            250000

Genentech, Inc.       COMMON STOCK   368710406           24,733      326,900    X                            326900

Devon Energy Corp.    COMMON STOCK   25179M103            4,697       60,000    X                             60000

eBay Inc.             COMMON STOCK   278642103            6,549      203,500    X                            203500

Energen Corporation   COMMON STOCK   29265N108            9,615      175,000    X                            175000

Endo Pharmaceuticals  COMMON STOCK   29264F205            9,567      279,500    X                            279500

EOG Resources Inc.    COMMON STOCK   26875P101            4,749       65,000    X                             65000

Exar Corp             COMMON STOCK   300645108              147       11,000    X                             11000

Fiserv Inc.           COMMON STOCK   337738108            5,680      100,000    X                            100000

Foot Locker, Inc.     COMMON STOCK   344849104           25,561    1,172,500    X                           1172500

Foxhollow Tech Inc.   COMMON STOCK   35166A103              255       12,000    X                             12000

Cedar Fair, L.P.      COMMON STOCK   150185106            4,713      167,000    X                            167000

Graco Inc.            COMMON STOCK   384109104            1,442       35,800    X                             35800

Gilead Sciences Inc.  COMMON STOCK   375558103            1,303       33,600    X                             33600

Corning Inc.          COMMON STOCK   219350105              680       26,600    X                             26600

Google, Inc.          COMMON STOCK   38259P508           26,221       50,100    X                             50100

Gen-Probe Inc.        COMMON STOCK   36866T103            8,459      140,000    X                            140000

The Gap, Inc.         COMMON STOCK   364760108            1,996      104,500    X                            104500

Gevity HR, Inc.       COMMON STOCK   374393106            1,933      100,000    X                            100000

Handleman Co.         COMMON STOCK   410252100               81       13,000    X                             13000

Hospira Inc.          COMMON STOCK   441060100            8,784      225,000    X                            225000

IBM Corporation       COMMON STOCK   459200101           17,419      165,500    X                            165500

Integrated Device     COMMON STOCK   458118106            4,810      315,000    X                            315000

Informatica Corp.     COMMON STOCK   45666Q102            3,693      250,000    X                            250000

Intel Corporation     COMMON STOCK   458140100           26,409    1,111,500    X                           1111500

Intuit Inc.           COMMON STOCK   461202103            9,737      323,700    X                            323700

Invacare Corporation  COMMON STOCK   461203101            9,348      510,000    X                            510000

Invitrogen Corp.      COMMON STOCK   46185R100           25,606      347,200    X                            347200

J2 Global Telecom     COMMON STOCK   46626E205            6,561      188,000    X                            188000

JDS Uniphase          COMMON STOCK   46612J507              201       15,000    X                             15000

Johnson & Johnson     COMMON STOCK   478160104           20,723      336,300    X                            336300

J.P. Morgan Chase     COMMON STOCK   46625H100           33,915      700,000    X                            700000

KEMET Corp.           COMMON STOCK   488360108              148       21,000    X                             21000

Quicksilver Res       COMMON STOCK   74837R104            9,099      204,100    X                            204100

LifeCell Corporation  COMMON STOCK   531927101              366       12,000    X                             12000

Liz Claiborne, Inc.   COMMON STOCK   539320101            2,089       56,000    X                             56000

Linear Technology     COMMON STOCK   535678106           18,112      500,600    X                            500600

Lincare Holdings, In  COMMON STOCK   532791100            6,496      163,000    X                            163000

Lowe's Cos. Inc.      COMMON STOCK   548661107            5,985      195,000    X                            195000

Microchip Technology  COMMON STOCK   595017104            2,894       78,144    X                             78144

McKesson Corp         COMMON STOCK   58155Q103           17,952      301,000    X                            301000

McAfee Inc.           COMMON STOCK   579064106            1,056       30,000    X                             30000

McCormick & Co        COMMON STOCK   579780206            9,178      240,400    X                            240400

3M Co.                COMMON STOCK   88579Y101           23,520      271,000    X                            271000

Micron Technology     COMMON STOCK   595112103              263       21,000    X                             21000

Nordson Corp.         COMMON STOCK   655663102              251        5,000    X                              5000

Annaly Capital Mgmt   COMMON STOCK   035710409           17,304    1,200,000    X                           1200000

Northwest NaturalGas  COMMON STOCK   667655104            4,157       90,000    X                             90000

Omnicare Inc.         COMMON STOCK   681904108            1,623       45,000    X                             45000

O2Micro Ltd. - ADR    COMMON STOCK   67107W100              166       15,000    X                             15000

ONEOK, Inc.           COMMON STOCK   682680103            6,049      120,000    X                            120000

Ormat Technologies    COMMON STOCK   686688102            1,620       43,000    X                             43000

Otter Tail Corp       COMMON STOCK   689648103            2,405       75,000    X                             75000

Omnivision Tech Inc.  COMMON STOCK   682128103            6,520      360,000    X                            360000

Paychex, Inc.         COMMON STOCK   704326107            4,890      125,000    X                            125000

Patterson Cos. Inc.   COMMON STOCK   703395103            9,057      243,000    X                            243000

Pfizer Inc.           COMMON STOCK   717081103           13,457      526,300    X                            526300

The Proctor & Gamble  COMMON STOCK   742718109           27,536      450,000    X                            450000

ProLogis              COMMON STOCK   743410102            6,259      110,000    X                            110000

Plantronics, Inc.     COMMON STOCK   727493108            6,301      240,300    X                            240300

Pharmaceutical Produ  COMMON STOCK   717124101            2,526       66,000    X                             66000

Powerwave Techs Inc.  COMMON STOCK   739363109            8,750    1,306,000    X                           1306000

Qualcomm Inc.         COMMON STOCK   747525103           12,713      293,000    X                            293000

Rohm and Haas Co      COMMON STOCK   775371107           19,138      350,000    X                            350000

Restoration Hardware  COMMON STOCK   760981100              112       20,000    X                             20000

RadiSys Corporation   COMMON STOCK   750459109            7,341      592,000    X                            592000

IMS Health Inc.       COMMON STOCK   449934108            4,595      143,000    X                            143000

SAP AG - ADR          COMMON STOCK   803054204            3,830       75,000    X                             75000

Sigma-Aldrich Corp    COMMON STOCK   826552101            9,174      215,000    X                            215000

Smith International,  COMMON STOCK   832110100            5,864      100,000    X                            100000

SLM Corporation       COMMON STOCK   78442P106            8,752      152,000    X                            152000

Steris Corp           COMMON STOCK   859152100            3,335      109,000    X                            109000

Southern Union Co     COMMON STOCK   844030106           16,295      500,000    X                            500000

Sunoco, Inc           COMMON STOCK   86764P109           14,940      187,500    X                            187500

Symantec Corp         COMMON STOCK   871503108            3,838      190,000    X                            190000

Sysco Corp            COMMON STOCK   871829107           27,606      836,800    X                            836800

Teva Pharm - SP ADR   COMMON STOCK   881624209           13,406      325,000    X                            325000

Teleflex Incorporate  COMMON STOCK   879369106            8,350      102,100    X                            102100

Target Corporation    COMMON STOCK   87612E106           23,952      376,600    X                            376600

Transaction Systems   COMMON STOCK   893416107            8,651      257,000    X                            257000
Architects Inc.

Tuesday Morning Corp  COMMON STOCK   899035505           17,440    1,411,000    X                           1411000

Tower Group Inc.      COMMON STOCK   891777104           25,839      810,000    X                            810000

Texas Instruments     COMMON STOCK   882508104           11,007      292,500    X                            292500

UnitedHealth Group    COMMON STOCK   91324P102           18,001      352,000    X                            352000

Ultra Petroleum Corp  COMMON STOCK   903914109            8,728      158,000    X                            158000

United Parcel Svc     COMMON STOCK   911312106            9,125      125,000    X                            125000

U.S Bancorp           COMMON STOCK   902973304           16,475      500,000    X                            500000

Valero Energy Corp    COMMON STOCK   91913Y100           28,938      391,800    X                            391800

Walgreen Co.          COMMON STOCK   931422109           14,151      325,000    X                            325000

Wachovia Corporation  COMMON STOCK   929903102           16,656      325,000    X                            325000

WD-40 Company         COMMON STOCK   929236107           15,548      473,000    X                            473000

Wells Fargo & Co.     COMMON STOCK   949746101           24,619      700,000    X                            700000

Whole Foods Market    COMMON STOCK   966837106           21,858      570,700    X                            570700

W&T Offshore Inc.     COMMON STOCK   92922P106           25,611      915,000    X                            915000

Xilinx, Inc.          COMMON STOCK   983919101            5,576      208,300    X                            208300

XTO Energy Inc.       COMMON STOCK   98385X106           15,025      250,000    X                            250000

Zhone Technologies    COMMON STOCK   98950P108              100       70,000    X                             70000

GRAND TOTAL:                                          1,240,708
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